UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 4.6%
Boeing Co. (The)	120,000	$14,457,600
Honeywell International, Inc.	85,000	7,805,550
United Technologies Corp.	113,000	11,881,950

		$34,145,100

Banks — 19.2%
Bank of America Corp.	1,646,702	$25,112,205
Citigroup, Inc.	469,250	22,951,018
Fifth Third Bancorp	340,000	6,963,200
JPMorgan Chase & Co.	375,000	21,626,250
KeyCorp	700,000	9,478,000
PNC Financial Services Group, Inc. (The)	168,900	13,944,384
Regions Financial Corp.	1,025,000	10,393,500
SunTrust Banks, Inc.	130,000	4,946,500
U.S. Bancorp	190,000	7,985,700
Wells Fargo & Co.	386,390	19,667,251

		$143,068,008

Biotechnology — 0.8%
Gilead Sciences, Inc.(1)	67,219	$6,153,899

		$6,153,899

Capital Markets — 3.9%
Ameriprise Financial, Inc.	80,000	$9,568,000
Goldman Sachs Group, Inc. (The)	35,660	6,164,544
Morgan Stanley	200,000	6,468,000
State Street Corp.	100,000	7,044,000

		$29,244,544

Chemicals — 2.6%
LyondellBasell Industries NV, Class A	93,156	$9,897,825
Syngenta AG ADR(2)	127,993	9,079,823

		$18,977,648

Communications Equipment — 0.8%
QUALCOMM, Inc.	85,000	$6,264,500

		$6,264,500

Consumer Finance — 2.8%
American Express Co.	236,960	$20,852,480

		$20,852,480

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	279,450	$14,089,869

		$14,089,869

Electric Utilities — 2.1%
NextEra Energy, Inc.	165,000	$15,491,850

		$15,491,850

Electrical Equipment — 1.5%
Eaton Corp. PLC	80,000	$5,433,600
Emerson Electric Co.	85,000	5,410,250

		$10,843,850

Energy Equipment & Services — 0.9%
Cameron International Corp.(1)	90,000	$6,381,900

		$6,381,900

Security	Shares	Value
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	235,175	$17,957,963

		$17,957,963

Food Products — 1.4%
Nestle SA	145,000	$10,735,800

		$10,735,800

Health Care Equipment & Supplies — 1.3%
Covidien PLC	114,290	$9,887,228

		$9,887,228

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	148,550	$12,039,978

		$12,039,978

Household Durables — 0.5%
Mohawk Industries, Inc.(1)	30,000	$3,743,100

		$3,743,100

Insurance — 4.9%
MetLife, Inc.	240,000	$12,624,000
Prudential Financial, Inc.	122,300	10,636,431
Travelers Companies, Inc. (The)	65,000	5,821,400
XL Group PLC	220,000	7,092,800

		$36,174,631

Internet Software & Services — 1.5%
Google, Inc., Class A(1)	10,000	$5,795,500
Google, Inc., Class C(1)	10,000	5,716,000

		$11,511,500

IT Services — 1.1%
International Business Machines Corp.	40,910	$7,841,220

		$7,841,220

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	105,000	$12,757,500

		$12,757,500

Machinery — 0.9%
Caterpillar, Inc.	67,500	$6,800,625

		$6,800,625

Media — 4.3%
Comcast Corp., Class A	200,000	$10,746,000
Time Warner, Inc.	55,000	4,566,100
Time, Inc.(1)	6,875	165,688
Walt Disney Co. (The)	190,000	16,317,200

		$31,794,988

Multi-Utilities — 2.2%
Sempra Energy	165,000	$16,452,150

		$16,452,150

Multiline Retail — 1.6%
Dollar General Corp.(1)	75,000	$4,142,250
Macy’s, Inc.	128,350	7,417,347

		$11,559,597

Oil, Gas & Consumable Fuels — 13.9%
Apache Corp.	50,000	$5,133,000
Chevron Corp.	150,000	19,386,000
ConocoPhillips	215,000	17,737,500
EOG Resources, Inc.	100,000	10,944,000
Exxon Mobil Corp.	200,000	19,788,000
Occidental Petroleum Corp.	184,590	18,036,289
Phillips 66	155,000	12,572,050

		$103,596,839

Security	Shares	Value
Pharmaceuticals — 7.2%
Johnson & Johnson	45,000	$4,504,050
Merck & Co., Inc.	385,000	21,844,900
Pfizer, Inc.	644,840	18,506,908
Roche Holding AG PC	30,000	8,706,167

		$53,562,025

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	70,000	$10,365,600
Boston Properties, Inc.	60,000	7,167,000
Simon Property Group, Inc.	55,000	9,250,450

		$26,783,050

Road & Rail — 2.1%
Union Pacific Corp.	156,080	$15,344,225

		$15,344,225

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	275,000	$9,319,750

		$9,319,750

Software — 1.7%
Microsoft Corp.	150,000	$6,474,000
Oracle Corp.	161,770	6,533,890

		$13,007,890

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	81,606	$7,799,085

		$7,799,085

Tobacco — 0.5%
Reynolds American, Inc.	70,000	$3,909,500

		$3,909,500

Total Common Stocks (identified cost $372,255,420)		$728,092,292

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.04%(3)(4)	$1,440	$1,440,159
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	14,846	14,846,452

Total Short-Term Investments (identified cost $16,286,611)		$16,286,611

Total Investments — 100.0% (identified cost $388,542,031)		$744,378,903

Other Assets, Less Liabilities — (0.0)%(5)		$(125,251)

Net Assets — 100.0%		$744,253,652

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2014.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At July 31, 2014, the Portfolio loaned securities having a market value of $1,414,047 and received $1,440,159 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 were $494 and $11,640, respectively.

(5)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$392,485,616

Gross unrealized appreciation	$353,990,263
Gross unrealized depreciation	(2,096,976)

Net unrealized appreciation	$351,893,287

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$47,097,685	$—		$—	$47,097,685
Consumer Staples	21,867,463	10,735,800		—	32,603,263
Energy	109,978,739	—		—	109,978,739
Financials	256,122,713	—		—	256,122,713
Health Care	85,694,463	8,706,167		—	94,400,630
Industrials	67,133,800	—		—	67,133,800
Information Technology	55,743,945	—		—	55,743,945
Materials	18,977,648	—		—	18,977,648
Telecommunication Services	14,089,869	—		—	14,089,869
Utilities	31,944,000	—		—	31,944,000
Total Common Stocks	$708,650,325	$19,441,967	*	$—	$728,092,292
Short-Term Investments	$—	$16,286,611		$—	$16,286,611
Total Investments	$708,650,325	$35,728,578		$—	$744,378,903

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014